Investment Objectives and Goals	Oct. 23, 2025
REX-Osprey(TM) XRP ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREYTM XRP ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	REX-OspreyTM XRP ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of XRP (“XRP” or the “Reference Asset”).
REX-Osprey(TM) DOGE ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREYTM DOGE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	REX-OspreyTM DOGE ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of Dogecoin (“DOGE” or the “Reference Asset”).